Schedule I Condensed Financial Information Of Registrant	12 Months Ended
Dec. 31, 2016
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Condensed Financial Information of Parent Company Only Disclosure [Text Block]
The Williams Companies, Inc.
Schedule I — Condensed Financial Information of Registrant
Statement of Comprehensive Income (Loss) (Parent)

	Years Ended December 31,
	2016	2015	2014
	(Millions, except per-share amounts)
Equity in earnings of consolidated subsidiaries	$522	$232	$1,799
Equity earnings (losses) from investment in Access Midstream Partners	—	—	(7)
Interest incurred — external	(268)	(255)	(206)
Interest incurred — affiliate	(568)	(828)	(797)
Interest income — affiliate	—	6	10
Gain on remeasurement of equity-method investment	—	—	2,544
Other income (expense) — net	(53)	(75)	(13)
Income (loss) from continuing operations before income taxes	(367)	(920)	3,330
Provision (benefit) for income taxes	57	(349)	1,220
Income (loss) from continuing operations	(424)	(571)	2,110
Income (loss) from discontinued operations	—	—	4
Net income (loss)	$(424)	$(571)	$2,114
Basic earnings (loss) per common share:
Income (loss) from continuing operations	$(.57)	$(.76)	$2.93
Income (loss) from discontinued operations	—	—	.01
Net income (loss)	$(.57)	$(.76)	$2.94
Weighted-average shares (thousands)	750,673	749,271	719,325
Diluted earnings (loss) per common share:
Income (loss) from continuing operations	$(.57)	$(.76)	$2.91
Income (loss) from discontinued operations	—	—	.01
Net income (loss)	$(.57)	$(.76)	$2.92
Weighted-average shares (thousands)	750,673	749,271	723,641
Other comprehensive income (loss):
Equity in other comprehensive income (loss) of consolidated subsidiaries	$171	$(204)	$(96)
Other comprehensive income (loss) attributable to The Williams Companies, Inc.	1	33	(80)
Other comprehensive income (loss)	172	(171)	(176)
Less: Other comprehensive income (loss) attributable to noncontrolling interests	69	(70)	(19)
Comprehensive income (loss) attributable to The Williams Companies, Inc.	$(321)	$(672)	$1,957
See accompanying notes.

The Williams Companies, Inc.
Schedule I — Condensed Financial Information of Registrant – (Continued)
Balance Sheet (Parent)

	December 31,
	2016	2015
	(Millions)
ASSETS
Current assets:
Cash and cash equivalents	$14	$12
Other current assets and deferred charges	16	62
Total current assets	30	74
Investments in and advances to consolidated subsidiaries	22,359	30,927
Property, plant, and equipment — net	77	99
Other noncurrent assets	8	12
Total assets	$22,474	$31,112
LIABILITIES AND STOCKHOLDERS’ EQUITY
Current liabilities:
Accounts payable	$27	$27
Other current liabilities	169	163
Total current liabilities	196	190
Long-term debt	4,939	4,811
Notes payable — affiliates	8,171	15,506
Pension, other postretirement, and other noncurrent liabilities	287	336
Deferred income tax liabilities	4,238	4,121
Contingent liabilities and commitments
Equity:
Common stock	785	784
Other stockholders’ equity	3,858	5,364
Total stockholders’ equity	4,643	6,148
Total liabilities and stockholders’ equity	$22,474	$31,112
See accompanying notes.

The Williams Companies, Inc.
Schedule I — Condensed Financial Information of Registrant – (Continued)
Statement of Cash Flows (Parent)

	Years Ended December 31,
	2016	2015	2014
	(Millions)
NET CASH FLOWS PROVIDED (USED) BY OPERATING ACTIVITIES	$(827)	$(1,181)	$(481)

FINANCING ACTIVITIES:
Proceeds from long-term debt	2,280	2,097	2,935
Payments of long-term debt	(2,155)	(1,817)	(671)
Changes in notes payable to affiliates	9	2,211	2,465
Tax benefit of stock-based awards	—	—	25
Proceeds from issuance of common stock	9	27	3,416
Dividends paid	(1,261)	(1,836)	(1,412)
Other — net	(6)	(30)	(36)
Net cash provided (used) by financing activities	(1,124)	652	6,722

INVESTING ACTIVITIES:
Capital expenditures	(13)	(29)	(54)
Purchase of Access Midstream Partners	—	—	(5,995)
Changes in investments in and advances to consolidated subsidiaries	1,966	521	(450)
Other — net	—	—	25
Net cash provided (used) by investing activities	1,953	492	(6,474)
Increase (decrease) in cash and cash equivalents	2	(37)	(233)
Cash and cash equivalents at beginning of year	12	49	282
Cash and cash equivalents at end of year	$14	$12	$49
See accompanying notes.
Note 1. Guarantees
In addition to the guarantees disclosed in the accompanying consolidated financial statements in Item 8, we have financially guaranteed the performance of certain consolidated subsidiaries. The duration of these guarantees varies, and we estimate the maximum undiscounted potential future payment obligation related to these guarantees as of December 31, 2016, is approximately $305 million.
Note 2. Cash Dividends Received
We receive dividends and distributions either directly from our subsidiaries or indirectly through dividends received by subsidiaries and subsequent transfers of cash to us through our corporate cash management system. The total of such receipts ultimately related to dividends and distributions for the years ended December 31, 2016, 2015, and 2014 was approximately $1.7 billion, $1.8 billion, and $1.9 billion, respectively.